YACKTMAN FUNDS

                               SEMI-ANNUAL REPORT

                                                                   June 30, 1999
--------------------------------------------------------------------------------

This report is submitted for the general information of shareholders of The Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully.


THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Dear Fellow Shareholder:

(PHOTO)

  For investors who purchased shares at THE YACKTMAN FUND'S inception in July 1992 at $10.00 per share, your initial investment, adjusted for dividends and capital gains, would have grown to $20.31 by the end of the second quarter of 1999 - representing an average annual return of about 10.7%.

  For investors who purchased shares at THE YACKTMAN FOCUSED FUND'S inception on May 1, 1997 at $10.00 per share, your initial investment, adjusted for dividends and capital gains, would have grown to $11.14 by the end of the second quarter of 1999 - representing an average annual return of about 5.1%.

--------------------------------------------------------------------------------
                                            THE YACKTMAN        THE YACKTMAN
                                            FUND AVERAGE    FOCUSED FUND AVERAGE
 TIME PERIOD                               ANNUAL RETURNS      ANNUAL RETURNS
--------------------------------------------------------------------------------
 One Year (7/1/98 - 6/30/99)                  (5.3)%             (10.8)%
 Three Years (7/1/96 - 6/30/99)                 9.1%                 N/A
 Five Years (7/1/94 - 6/30/99)                 16.0%                 N/A
 Since Inception (7/6/92
      and 5/1/97, respectively)                10.7%                5.1%

The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

  While we and other value investors had better performance during the second quarter, it was still not where we would like it to be. The marketplace continues to put a huge premium on rapidly growing businesses - whether they have a profit or not. We simply find their prices way too high.
--------------------------------------------------------------------------------


THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The overall market continues to put a higher price/earnings (P/E) ratio on corporate earnings, even in the face of rising long-term U.S. Treasury interest rates which recently crossed 6%. Normally, rising long-term rates will eventually lead to both lower bond and lower stock prices. The P/E of the S&P 500, at its current valuation, is much higher than it historically has been when interest rates were at this level, leaving a huge valuation gap. At some point this gap will likely disappear either by a market decline, interest rate decline, earnings rise or a combination of these factors. In the short term, the fastest way to correct this gap is through a market decline, but such declines are usually triggered by an unanticipated shock to the financial system.

--------------------------------------------------------------------------------
                                                                  DISCOUNT
                                                                  FROM THE
                          S&P 500               OUR               S&P 500
TIME                       PRICE/              PRICE/              PRICE/
PERIOD                    EARNINGS            EARNINGS            EARNINGS
------                   ---------            --------            --------

December 1997               19.0                14.2                25%
December 1998               26.4                13.1                50%
June 1999                   32.0                14.8                54%
--------------------------------------------------------------------------------
December 1997 price/earnings ratios are based on estimates for 1998. December 1998 and June 1999 price/earnings ratios are based on estimates for 1999. The estimated earnings for the above price/earnings ratios are provided by Zacks Investment Research and other external and internal sources.
--------------------------------------------------------------------------------

  We have historically found the better way to invest is to buy undervalued individual common stocks rather than predict the direction of the market. Normally we find opportunities to buy excellent businesses when: (1) there is a market decline and some businesses come way down in price; (2) a business is doing well but there is an outside threat to the company; or (3) the business has a short-term problem which can be corrected and change the "ugly duckling" back to a "swan." The challenge is to then have the patience to wait for the market to change its perception of the business and re-value it at a much higher price. While the valuation of these stocks can be held down for

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
long time periods (like beach balls under water), they will eventually be recognized by the market and prove to be rewarding.

Sincerely,

/s/ Donald A. Yacktman

Donald A. Yacktman
President


THE YACKTMAN FUND
--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                         PERCENTAGE OF
                                          NET ASSETS
--------------------------------------------------------------------------------

 Department 56, Inc.                         12.2%
 Philip Morris Cos., Inc.                    12.2%
 First Data Corp.                            11.2%
 Dentsply International, Inc.                11.2%
 Franklin Covey Co.                           5.0%
 United Asset Management Corp.                5.0%
 First Health Group Corp.                     5.0%
 Block H&R, Inc.                              4.4%
 Jostens, Inc.                                4.4%
 Bandag, Inc., Class A                        4.0%
                                             -----
 TOTAL                                       74.6%

--------------------------------------------------------------------------------


THE YACKTMAN FUND
--------------------------------------------------------------------------------
PURCHASES & SALES
For the Quarter Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                         NET SHARES            CURRENT
NEW PURCHASE                             PURCHASED           SHARES HELD
--------------------------------------------------------------------------------

GARTNER GROUP, INC.
Provides clients with products
and services in the areas of
information technology advisory
services, measurement, research,
decision support, analysis and
consulting.                                107,500             107,500
--------------------------------------------------------------------------------
                                         NET SHARES            CURRENT
SALES                                       SOLD             SHARES HELD
--------------------------------------------------------------------------------
American Media, Inc., Class A              600,000                   -

Bandag, Inc., Class A                       56,000             274,000

Block H&R, Inc.                             40,000             170,000

Dentsply International, Inc.               161,000             769,000

First Data Corp.                            75,000             440,000

First Health Group Corp.                   260,000             440,000

Franklin Covey Co.                          91,500           1,306,500

Intimate Brands, Inc.                       30,000             105,000

Jostens, Inc.                               50,000             400,000

King World Productions, Inc.               130,000                   -

Luxottica Group ADR                         50,000             350,000

Philip Morris Cos., Inc.                    50,000             580,000

Reebok International Ltd.                  130,000             370,000

Rollins, Inc.                              105,000             145,000

Tupperware Corp.                            30,000             270,000

United Asset Management Corp.               48,000             420,000

Valassis Communications, Inc.               55,000             150,000
--------------------------------------------------------------------------------


THE YACKTMAN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                NUMBER
                                              OF SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 98.9%

APPAREL/SHOES - 5.9%
Fruit of the Loom, Inc.<F1>                     450,000         $ 4,387,500
Reebok International Ltd.<F1>                   370,000           6,891,250
                                                                -----------
                                                                 11,278,750
                                                                -----------
CONSUMER GOODS - 2.8%
Luxottica Group ADR                             350,000           5,446,875
                                                                -----------
EDUCATIONAL SERVICES - 9.4%
Franklin Covey Co.<F1><F2>                    1,306,500           9,635,438
Jostens, Inc.                                   400,000           8,425,000
                                                                -----------
                                                                 18,060,438
                                                                -----------
FINANCIAL SERVICES - 16.2%
First Data Corp.                                440,000          21,532,500
United Asset Management Corp.                   420,000           9,555,000
                                                                -----------
                                                                 31,087,500
                                                                -----------
FOOD/TOBACCO - 12.2%
Philip Morris Cos., Inc.                        580,000          23,308,750
                                                                -----------
HOME FURNISHINGS - 12.2%
Department 56, Inc.<F1>                         870,000          23,381,250
                                                                -----------
HOUSEHOLD PRODUCTS - 6.4%
Clorox Co.                                       50,000           5,340,625
Tupperware Corp.                                270,000           6,885,000
                                                                -----------
                                                                 12,225,625
                                                                -----------
MEDICAL SERVICES - 5.0%
First Health Group Corp.<F1>                    440,000           9,487,500
                                                                -----------
MEDICAL SUPPLIES - 11.2%
Dentsply International, Inc.                    769,000          21,532,000
                                                                -----------
RETAILING - 2.6%
Intimate Brands, Inc.                           105,000           4,974,375
                                                                -----------
--------------------------------------------------------------------------------


The Yacktman Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Cont'd.)
June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------

                                                NUMBER
                                              OF SHARES            VALUE
--------------------------------------------------------------------------------
SERVICES - 11.0%
Block H&R, Inc.                                 170,000          $8,500,000
Gartner Group, Inc.<F1>                         107,500           2,203,750
Jenny Craig, Inc.<F1>                           750,000           2,625,000
Rollins, Inc.                                   145,000           2,310,937
Valassis Communications, Inc.<F1>               150,000           5,493,750
                                                                -----------
                                                                 21,133,437
                                                                -----------
TIRES AND RUBBER - 4.0%
Bandag, Inc., Class A                           274,000           7,706,250
                                                                -----------
Total Common Stocks
(cost $162,685,958)                                             189,622,750
                                                                -----------

Other Assets less Liabilities - 1.1%                              2,154,808
                                                                -----------

Net Assets - 100% (equivalent
   to $11.27 per share based on
   17,020,636 shares outstanding)                              $191,777,558
                                                               ============

<F1> Non-income producing
<F2> Affiliated company - See Note 6


See notes to financial statements
--------------------------------------------------------------------------------


THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
PURCHASES & SALES
For the Quarter Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                         NET SHARES            CURRENT
NEW PURCHASE                             PURCHASED           SHARES HELD
--------------------------------------------------------------------------------
GARTNER GROUP, INC.
Provides clients with products and
services in the areas of information
technology advisory services,
measurement, research, decision support,
analysis and consulting.                    32,500              32,500
--------------------------------------------------------------------------------
                                         NET SHARES            CURRENT
SALES                                       SOLD             SHARES HELD
--------------------------------------------------------------------------------
Dentsply International, Inc.                12,000              28,000

Department 56, Inc.                         15,000             130,000

First Health Group Corp.                    28,000              35,000

Franklin Covey Co.                          25,000             105,000

Jostens, Inc.                                5,000              35,000

Philip Morris Cos., Inc.                     5,000              50,000

Reebok International Ltd.                   20,000              30,000

Rollins, Inc.                               10,000              30,000

United Asset Management Corp.                5,000              35,000

--------------------------------------------------------------------------------


THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                           NUMBER
                                          OF SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 87.7%

APPAREL/SHOES - 6.5%
Fruit of the Loom, Inc.<F1>                 50,000            $487,500
Reebok International Ltd.<F1>               30,000             558,750
                                                            ----------
                                                             1,046,250
                                                            ----------
EDUCATIONAL SERVICES - 9.5%
Franklin Covey Co.<F1>                     105,000             774,375
Jostens, Inc.                               35,000             737,188
                                                            ----------
                                                             1,511,563
                                                            ----------
FINANCIAL SERVICES - 17.3%
First Data Corp.                            40,000           1,957,500
United Asset Management Corp.               35,000             796,250
                                                            ----------
                                                             2,753,750
                                                            ----------
FOOD/TOBACCO - 12.6%
Philip Morris Cos., Inc.                    50,000           2,009,375
                                                            ----------
HOME FURNISHINGS - 21.9%
Department 56, Inc.<F1>                    130,000           3,493,750
                                                            ----------
MEDICAL SERVICES - 4.7%
First Health Group Corp.<F1>                35,000             754,688
                                                            ----------
MEDICAL SUPPLIES - 4.9%
Dentsply International, Inc.                28,000             784,000
                                                            ----------
RETAILING - 3.1%
Intimate Brands, Inc.                       10,500             497,437
                                                            ----------
SERVICES - 7.2%
Gartner Group, Inc.<F1>                     32,500             666,250
Rollins, Inc.                               30,000             478,125
                                                            ----------
                                                             1,144,375
                                                            ----------

Total Common Stocks
  (cost $14,557,561)                                        13,995,188
                                                            ----------


----------------------------------------------------------------------
                                         PRINCIPAL
                                            AMOUNT               VALUE
----------------------------------------------------------------------
DEMAND NOTES
(VARIABLE RATE) - 11.0%

American Family Financial Services         $26,325             $26,325
General Mills, Inc.                        142,732             142,732
Pitney Bowes Credit Corp.                  165,413             165,413
Sara Lee Corp.                             208,070             208,070
Warner-Lambert, Inc.                       517,472             517,472
Wisconsin Corp. Central Credit Union       383,189             383,189
Wisconsin Electric Power Co.               321,776             321,776
                                                            ----------

Total Demand Notes
   (cost $1,764,977)                                         1,764,977
                                                            ----------
--------------------------------------------------------------------------------
                                             NUMBER
                                          OF CONTRACTS          VALUE
--------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.3%

Philip Morris Cos., Inc.
  Expiring Jan. 2000 @ $30.00                  200              13,750
  Expiring Jan. 2000 @ $35.00                  200              36,250
                                                            ----------

Total Put Options Purchased
   (cost $93,550)                                               50,000
                                                            ----------

Total Investments - 99.0%
   (cost $16,416,089)                                       15,810,165

Other Assets less Liabilities  - 1.0%                          153,393
                                                            ----------

Net Assets - 100% (equivalent
  to $10.69 per share based on
  1,493,162 shares outstanding)                            $15,963,558
                                                           ===========

<F1> Non-income producing

See notes to financial statements
--------------------------------------------------------------------------------



THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS & LIABILITIES
June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                           THE YACKTMAN         THE YACKTMAN
                                               FUND             FOCUSED FUND
--------------------------------------------------------------------------------
ASSETS:
 Investments at value
  Nonaffiliated issuers
   (cost $136,976,847 and
   $16,416,089, respectively)              $179,987,312         $15,810,165
  Affiliated issuers
   (cost $25,709,111 and
   $0, respectively)                          9,635,438                   -
 Receivable for securities sold               3,061,390             200,782
 Dividends and interest receivable              602,383              38,017
 Prepaid expenses                                42,363              26,156
 Receivable for fund shares issued               11,610                   -
                                            -----------         -----------
   Total Assets                             193,340,496          16,075,120
                                            -----------         -----------

LIABILITIES:
 Shareholder distributions payable              525,111              21,666
 Payable for fund shares redeemed               394,185              21,331
 Payable to custodian                           238,544                   -
 Accrued investment advisory fees               105,263              13,561
 Other accrued expenses                         299,835              55,004
                                            -----------         -----------
   Total Liabilities                          1,562,938             111,562
                                            -----------         -----------

NET ASSETS                                 $191,777,558         $15,963,558
                                           ============         ===========

NET ASSETS CONSIST OF:
 Capital stock                             $154,534,747         $18,502,744
 Undistributed net realized gains
  (losses)                                   10,306,019         (1,933,262)
 Net unrealized appreciation
  (depreciation) on investments              26,936,792           (605,924)
                                            -----------         -----------
   Total Net Assets                        $191,777,558         $15,963,558
                                           ============         ===========

CAPITAL STOCK, $.0001 par value
 Authorized                                 500,000,000         500,000,000
 Issued and outstanding                      17,020,636           1,493,162

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                     $11.27              $10.69
                                                 ======              ======

See notes to financial statements
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                           THE YACKTMAN         THE YACKTMAN
                                               FUND             FOCUSED FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividend income                            $ 1,529,623            $ 92,210
 Interest income                                100,862              73,612
 Other income                                     3,669                 334
                                            -----------         -----------
                                              1,634,154             166,156
                                            -----------         -----------

EXPENSES:
 Investment advisory fees                       748,590             102,193
 Shareholder servicing fees                     316,999              14,634
 Administration and accounting fees              81,640              24,795
 Custody fees                                    52,740               7,194
 Federal and state registration fees             24,387              14,794
 Directors' fees and expenses                    12,226                 276
 Professional fees (See Note 7)               (244,866)            (34,743)
 Reports to shareholders
  (See Note 7)                                (267,064)            (37,197)
 Miscellaneous costs                              6,625               2,739
                                            -----------         -----------
 Total expenses before reductions               731,277              94,685
 Expense reductions (See Note 5)               (25,049)               (250)
                                            -----------         -----------
 Net expenses                                   706,228              94,435
                                            -----------         -----------

NET INVESTMENT INCOME                           927,926              71,721
                                            -----------         -----------

REALIZED AND UNREALIZED GAIN
(LOSS):
  Net realized gain (loss) on
  investments                                 9,496,140         (1,230,722)
 Change in unrealized
  appreciation (depreciation)
  on investments                           (19,663,029)           (797,748)
                                            -----------         -----------

 Net realized and unrealized loss
  on investments                           (10,166,889)         (2,028,470)
                                            -----------         -----------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                  $(9,238,963)        $(1,956,749)
                                           ============        ============


See notes to financial statements
--------------------------------------------------------------------------------


THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                             THE YACKTMAN
                               THE YACKTMAN FUND             FOCUSED FUND
-------------------------- -------------------------- --------------------------
                            SIX MONTHS                 SIX MONTHS
                               ENDED        YEAR          ENDED        YEAR
                           JUNE 30, 1999    ENDED     JUNE 30, 1999    ENDED
                            (UNAUDITED) DEC. 31, 1998  (UNAUDITED) DEC. 31, 1998
-------------------------- -------------------------- --------------------------
OPERATIONS:
 Net investment income        $927,926    $6,385,540       $71,721      $281,534
 Net realized gain (loss)
  on investments             9,496,140   117,189,782   (1,230,722)     (453,371)
 Change in net unrealized
  appreciation
  (depreciation)on
  investments             (19,663,029) (140,832,711)     (797,748)     (150,767)
                          ------------  ------------  ------------  ------------
 Net decrease in net
  assets resulting
  from operations          (9,238,963)  (17,257,389)   (1,956,749)     (322,604)
                          ------------  ------------  ------------  ------------

CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold  36,327,677    86,130,974     1,662,034    32,292,848
 Proceeds from
  reinvestment of
  dividends                    403,055    56,952,842        52,802       326,022
                          ------------  ------------  ------------  ------------
                            36,730,732   143,083,816     1,714,836    32,618,870
 Payments for shares
  redeemed               (142,213,973) (839,635,901)  (11,125,306)  (62,964,728)
                          ------------  ------------  ------------  ------------
 Net decrease            (105,483,241) (696,552,085)   (9,410,470)  (30,345,858)
                          ------------  ------------  ------------  ------------

DIVIDENDS PAID FROM:
 Net investment income       (930,578)   (6,409,477)      (76,549)     (249,256)
 Net realized gains                  -  (54,490,030)             -     (121,017)
                          ------------  ------------  ------------  ------------
                             (930,578)  (60,899,507)      (76,549)     (370,273)
                          ------------  ------------  ------------  ------------

TOTAL DECREASE IN
 NET ASSETS              (115,652,782) (774,708,981)  (11,443,768)  (31,038,735)

NET ASSETS:
 Beginning of period       307,430,340 1,082,139,321    27,407,326    58,446,061
                          ------------  ------------  ------------  ------------

 End of period (including
  undistributed net
  investment income
  of $0, $0, $0 and
  $4,341, respectively)   $191,777,558  $307,430,340   $15,963,558   $27,407,326
                          ============  ============  ============  ============


TRANSACTIONS IN SHARES:
 Shares sold                 3,263,985     6,142,954       150,781     2,782,296
 Issued in reinvestment
  of dividends                  38,443     4,821,905         5,029        28,033
 Shares redeemed          (12,771,728)  (61,477,171)   (1,022,086)   (5,663,019)
                          ------------  ------------  ------------  ------------
 Net decrease              (9,469,300)  (50,512,312)     (866,276)   (2,852,690)
                          ============  ============  ============  ============

See notes to financial statements
--------------------------------------------------------------------------------



THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                               THE YACKTMAN FUND                                THE YACKTMAN FUND
-------------------------------------------------------------------           -----------------------------------------------------
                                          SIX MONTHS       YEAR                 YEAR           YEAR           YEAR         YEAR
For a Fund share outstanding                 ENDED         ENDED                ENDED          ENDED          ENDED       ENDED
throughtout each period                  JUNE 30, 1999   DEC. 31,             DEC. 31,       DEC. 31,       DEC. 31,     DEC. 31,
                                          (UNAUDITED)      1998                 1997           1996           1995         1994
-------------------------------------------------------------------           -----------------------------------------------------
Net asset value, beginning
 of period                                  $11.61         $14.05              $13.34         $12.09         $10.05       $9.56

Income from investment
 operations:
 Net investment income                        0.05           0.11                0.22           0.24           0.22        0.22
 Net realized and unrealized
  gains (losses) on investments             (0.34)         (0.04)                2.21           2.90           2.81        0.61
                                       -----------    -----------         -----------    -----------    ----------- -----------
 Total from investment
  operations                                (0.29)           0.07                2.43           3.14           3.03        0.83
                                       -----------    -----------         -----------    -----------    ----------- -----------

Less distributions:
 Dividends from net
  investment income                         (0.05)         (0.11)              (0.22)         (0.24)         (0.22)      (0.22)
 Distributions from net
  realized gains                                 -         (2.40)              (1.50)         (1.65)         (0.77)      (0.12)
                                       -----------    -----------         -----------    -----------    ----------- -----------
 Total distributions                        (0.05)         (2.51)              (1.72)         (1.89)         (0.99)      (0.34)
                                       -----------    -----------         -----------    -----------    ----------- -----------
Net asset value, end of
 period                                     $11.27         $11.61              $14.05         $13.34         $12.09      $10.05
                                       ===========    ===========         ===========    ===========    ===========  ==========
Total Return                           (2.48)%<F1>          0.64%              18.28%         26.02%         30.42%       8.80%
                                       ===========    ===========         ===========    ===========    ===========  ==========

Supplemental data and ratios:
 Net assets, end of period (000s)         $191,778       $307,430          $1,082,139       $755,617       $566,723    $295,133
                                       ===========    ===========         ===========    ===========    ===========  ==========

 Ratio of expenses before expense
  reductions to average net assets
  (See Note 5)                           0.64%<F2>          1.16%               0.90%          0.96%          0.99%       1.07%
                                       ===========    ===========         ===========    ===========    ===========  ==========

 Ratio of net expenses to average
  net assets                             0.61%<F2>          1.14%               0.86%          0.90%          0.91%       1.07%
                                       ===========    ===========         ===========    ===========    ===========  ==========

 Ratio of net investment income
  to average net assets                  0.81%<F2>          0.87%               1.54%          1.80%          2.02%       2.49%
                                       ===========    ===========         ===========    ===========    ===========  ==========

 Portfolio turnover rate                     1.22%         14.32%              69.13%         58.54%         55.37%      49.44%
                                       ===========    ===========         ===========    ===========    ===========  ==========

<F1> Not annualized
<F2> Annualized

See notes to financial statements
------------------------------------------------------------------------------------------------------------------------------------




THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Cont'd.)

                                              THE YACKTMAN
                                              FOCUSED FUND
--------------------------------------------------------------------------------
                               SIX MONTHS
For a Fund share                  ENDED           YEAR     MAY 1, 1997 <F1>
outstanding throughout        JUNE 30, 1999       ENDED         THROUGH
each period                    (UNAUDITED)    DEC. 31, 1998  DEC. 31, 1997
--------------------------------------------------------------------------------

Net asset value,
 beginning of period              $11.62         $11.21         $10.00

Income from investment
 operations:
 Net investment income              0.04           0.05           0.07
 Net realized and
  unrealized gains (losses)
  on investments                  (0.93)           0.46           1.47
                              ----------     ----------     ----------
 Total from investment
  operations                      (0.89)           0.51           1.54
                              ----------     ----------     ----------

Less distributions:
 Dividends from net
  investment income               (0.04)         (0.05)         (0.07)
 Distributions from net
  realized gains                       -         (0.05)         (0.26)
                              ----------     ----------     ----------
 Total distributions              (0.04)         (0.10)         (0.33)
                              ----------     ----------     ----------
Net asset value, end
 of period                        $10.69         $11.62         $11.21

Total Return                 (7.65)%<F2>          4.58%     15.38%<F2>
                             ===========    ===========    ===========

Supplemental data and ratios:
 Net assets, end of
  period (000s)                  $15,964        $27,407        $58,446
                             ===========    ===========    ===========
 Ratio of expenses before
  expense reductions to
  average net assets
  (See Note 5)                 0.93%<F3>          1.81%      1.71%<F3>
                             ===========    ===========    ===========
 Ratio of net expenses to
  average net assets           0.92%<F3>          1.25%      1.25%<F3>
                             ===========    ===========    ===========
 Ratio of net investment
  income to average
  net assets                   0.70%<F3>          0.48%      1.02%<F3>
                             ===========    ===========    ===========

 Portfolio turnover rate           6.53%         49.26%         60.43%
                             ===========    ===========    ===========

<F1> Commencement of operations
<F2> Not Annualized
<F3> Annualized


See notes to financial statements
--------------------------------------------------------------------------------


THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
June 30, 1999 (Unaudited)
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1.  ORGANIZATION
The Yacktman Funds, Inc. (the "Funds") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds consist of two investment portfolios: The Yacktman Fund is a diversified fund and commenced operations July 6, 1992 and The Yacktman Focused Fund is a non-diversified fund that commenced operations May 1, 1997. The objective of each of the Funds is to produce long-term growth of capital with current income as a secondary objective. Yacktman Asset Management Co. is the Funds' investment adviser (the "Adviser").

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A) INVESTMENT VALUATION - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt instruments maturing within 60 days are valued by the amortized cost method. Variable rate demand notes are valued at cost which approximates market value. Put options written or purchased by The Yacktman Focused Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, put options are valued at the mean between the current bid and asked prices. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.
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THE YACKTMAN FUNDS, INC.
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NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
June 30, 1999 (Unaudited)
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B)  PUT OPTIONS - Premiums received by The Yacktman Focused Fund upon writing put options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires or is closed, the Fund realizes a gain or loss, and the liability is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security acquired. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss, which is limited to the strike price of the option, would be reduced by the amount of the option premium received. The Yacktman Focused Fund had no activity in written put options for the six months ended June 30, 1999.

C) FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

D) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. The Funds also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Accordingly, at June 30, 1999 reclassifications were recorded to increase undistributed net investment income by $2,652 and $487 and decrease capital stock by $2,652 and $487 for The Yacktman Fund and The Yacktman Focused Fund, respectively.

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E)  OTHER - Investment transactions are accounted for on the trade date.  The
Funds determine gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.  INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term securities, for the Funds for the six months ended June 30, 1999 were as follows:
                                      THE YACKTMAN         THE YACKTMAN
                                          FUND             FOCUSED FUND

Purchases
  U.S. Government                                -                   -
  Other                                 $2,806,650          $1,150,350
Sales
  U.S. Government                                -                   -
  Other                                105,510,911           7,973,967

At June 30, 1999 gross unrealized appreciation and depreciation on investments on a tax basis were as follows:

                                      THE YACKTMAN         THE YACKTMAN
                                          FUND             FOCUSED FUND

Appreciation                           $57,624,041         $2,107,273
Depreciation                          (30,687,249)         (3,041,510)
                                      ------------        ------------
  Net appreciation on investments      $26,936,792        $  (934,237)
                                      ============        ============

The cost of investments for federal income tax purposes was $162,685,958 and $16,744,402 for The Yacktman Fund and The Yacktman Focused Fund, respectively.
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THE YACKTMAN FUNDS, INC.
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NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
June 30, 1999 (Unaudited)
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4.  INVESTMENT ADVISORY AGREEMENT
The Funds have agreements with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of these agreements, The Yacktman Fund will pay the Adviser a monthly fee at the annual rate of 0.65% on the first $500,000,000 of average daily net assets, 0.60% on the next $500,000,000 of average daily net assets and 0.55% on average daily net assets in excess of $1,000,000,000, and The Yacktman Focused Fund will pay the Adviser a monthly fee at the annual rate of 1% of its average daily net assets. The agreements further stipulate that the Adviser will reimburse the Funds for annual expenses exceeding certain specified levels. In addition to the reimbursements required under the agreements, the Adviser has voluntarily agreed to reimburse The Yacktman Focused Fund for all expenses exceeding 1.25% of its average daily net assets.

5.  EXPENSE REDUCTIONS
The Adviser has directed certain of the Funds' portfolio trades to brokers at best price and execution and has generated directed brokerage credits to be used against sub-transfer agency fees. Shareholders benefit under this arrangement as the net expenses of the Funds do not include such sub-transfer agency fees. For the six months ended June 30, 1999, The Yacktman Fund's expenses were reduced $25,049 by utilizing directed brokerage credits resulting in an expense ratio of 0.61% being charged to shareholders. For the six months ended June 30, 1999, The Yacktman Focused Fund's expenses were reduced $250 by utilizing directed brokerage credits resulting in an expense ratio of 0.92% being charged to shareholders. In accordance with Securities and Exchange Commission requirements, such amount is required to be shown as an expense and has been included in shareholder servicing fees in the Statements of Operations.

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6.  TRANSACTIONS WITH AFFILIATES
The following is an analysis of transactions for the period ended June 30, 1999 for The Yacktman Fund with "affiliated companies" (an affiliated company is defined by the 1940 Act as a company in which a Fund owns 5% or more of that company's outstanding voting shares):

                                                                     Amount of
                                                           Amount of   Loss
                                                           Dividends Realized
                                Share Activity             Credited   on Sale
                    -------------------------------------- to Income of Shares
                    Balance                       Balance  in Fiscal in Fiscal
Security Name      12/31/98  Purchases   Sales    6/30/99    1999      1999
--------------     --------  ---------  ------   --------  --------- ---------

Franklin Covey Co. 1,429,500     -      123,000  1,306,500     -   $(1,371,348)

7.  PROXY-RELATED EXPENSES
As a result of negotiated reductions in fees and costs, together with vendor reimbursements and other adjustments, certain expenses estimated and accrued in 1998 related to the 1998 proxy solicitation have been reduced in 1999.

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For Fund information and
shareholder services, call
1-800-525-8258
Web site: www.yacktman.com


The Yacktman Funds, Inc.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-5207

YA-410-0999